ORGANIZATION, BUSINESS AND OPERATIONS (Details)	12 Months Ended
Dec. 31, 2013
Subsidary 1 [Member]
Schedule of Organization, Business And Operations [Line Items]
Subsidiary Name	Victor Score Limited
Entity Incorporation, State Country Name	BVI
Entity Incorporation, Date Of Incorporation	May 13, 2010
Percentage Of Ownership Held By Company	100%
Equity Method Investment, Description of Principal Activities	Intermediate holding company
Subsidary 2 [Member]
Schedule of Organization, Business And Operations [Line Items]
Subsidiary Name	Apex Wealth Holdings Limited
Entity Incorporation, State Country Name	Hong Kong, PRC
Entity Incorporation, Date Of Incorporation	Feb. 12, 2010
Percentage Of Ownership Held By Company	100% (indirect)
Equity Method Investment, Description of Principal Activities	Intermediate holding company
Subsidary 3 [Member]
Schedule of Organization, Business And Operations [Line Items]
Subsidiary Name	Dalian Xinding New Materials Technology Consultancy Co., Ltd.
Entity Incorporation, State Country Name	Dalian, PRC
Entity Incorporation, Date Of Incorporation	Aug. 18, 2010
Percentage Of Ownership Held By Company	100% (indirect)
Equity Method Investment, Description of Principal Activities	Intermediate holding company
Variable Interest Entities 1 [Member]
Schedule of Organization, Business And Operations [Line Items]
Variable Interest Entity Name	Dalian Tofa Wire and Cable Co., Ltd.
Entity Incorporation, State Country Name	Liaoning, Dalian, PRC
Entity Incorporation, Date Of Incorporation	Nov. 12, 1997
Percentage Of Ownership Held By Company	VIE controlled by TODA
Equity Method Investment, Description of Principal Activities	Manufacturing and trading of CCA and its related products
Variable Interest Entities 2 [Member]
Schedule of Organization, Business And Operations [Line Items]
Variable Interest Entity Name	Dalian Tongda Equipment Technology Development Co., Ltd
Entity Incorporation, State Country Name	Liaoning, Dalian, PRC
Entity Incorporation, Date Of Incorporation	Jan. 28, 2008
Percentage Of Ownership Held By Company	VIE controlled by TODA
Equity Method Investment, Description of Principal Activities	Manufacturing wiring equipment and leasing CCA technology
Variable Interest Entities 3 [Member]
Schedule of Organization, Business And Operations [Line Items]
Variable Interest Entity Name	Panjin TOFA Cable Co., Ltd.
Entity Incorporation, State Country Name	Liaoning, Dalian, PRC
Entity Incorporation, Date Of Incorporation	Jun. 30, 2011
Percentage Of Ownership Held By Company	100% owned by TOFA (as of June 17, 2012)
Equity Method Investment, Description of Principal Activities	Manufacturing of CCA cables
Variable Interest Entities 4 [Member]
Schedule of Organization, Business And Operations [Line Items]
Variable Interest Entity Name	Zhaodong TOFA Cable Co., Ltd.
Entity Incorporation, State Country Name	Heilongjiang, Zhaodong, PRC
Entity Incorporation, Date Of Incorporation	Nov. 18, 2011
Percentage Of Ownership Held By Company	100% owned by TOFA
Equity Method Investment, Description of Principal Activities	Sale of CCA cables and related products
Variable Interest Entities 5 [Member]
Schedule of Organization, Business And Operations [Line Items]
Variable Interest Entity Name	Mudanjiang TOFA Cable Co., Ltd.
Entity Incorporation, State Country Name	Heilongjiang, Mudanjiang, PRC
Entity Incorporation, Date Of Incorporation	Jun. 26, 2012
Percentage Of Ownership Held By Company	100% owned by Panjin Cable
Equity Method Investment, Description of Principal Activities	Sale of CCA cables and related product